Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Inventories Abstract
Finished goods	$ 83,589	$ 90,702
Raw materials	7,856	7,491
Work-in-process	73,140	81,616
Total inventory	$ 164,585	$ 179,809